Commitments, contingencies and guarantees - Commitments Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Commitments to extend credit [Member]
Commitments [Line Items]
Commitments outstanding	¥ 405,727	¥ 369,988
Commitments to invest in partnerships [Member]
Commitments [Line Items]
Commitments outstanding	30,660	29,974
Commitments to purchase aircraft [Member]
Commitments [Line Items]
Commitments outstanding	¥ 12,822	¥ 30,143